10-K Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory income tax rate, percent					21.00%	21.00%
Tax expense (benefit) at statutory tax rate of 21.0%					$ 6,744	$ 3,079
Tax effect of significant reconciling items:
Permanent differences					128	181
State tax, net of federal tax					196	145
Income tax expense	$ 1,877	$ 1,905	$ 3,921	$ 3,485	$ 7,068	$ 3,405